Capital Lease Obligation	12 Months Ended
Dec. 31, 2010
Capital Lease Obligation
Note 8 – Capital Lease Obligation

The Company leases equipment under a capital lease obligation. Future minimum payments required under the lease are as follows:

Years ending December 31:
2011	$7,801
2012	4,550
12,351
Less: amount representing interest	857
11,494
Less: Current portion of capital lease obligation	7,074
Non-current portion of capital lease obligation	$4,420

Interest expense associated with the capital lease obligation amounted to $1,317 and $1,858 during the years ended December 31, 2010 and 2009, respectively.